Lease Arrangements - Maturity Analysis of Lease Payments Receivable Under Operating Subleases (Detail) - Operating Sublease Agreement [Member] - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	$ 144.1	$ 60.5
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable	$ 144.1	58.6
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Receivables Under Subleases [Line Items]
Maturity analysis of lease payments receivable		$ 1.9